Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended		6 Months Ended
	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount				$ 50,000,000	$ 100,000,000	$ 75,000,000
Cash dividend declared per common shares			$ 0.25
Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount							$ 25,000,000
TL Revolving Credit Facility
Subsequent Event [Line Items]
Final Maturity			Sep. 30, 2023
Subsequent Event
Subsequent Event [Line Items]
Increase in common stock repurchase program, authorized amount		$ 100,000,000
Cash dividend declared per common shares		$ 0.25
Cash dividend payable date		Sep. 15, 2022
Subsequent Event | Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share		$ 0.44
Preferred cash dividend per depositary share total aggregate amount payable		$ 2,625,000
Subsequent Event | Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share		$ 0.39
Preferred cash dividend per depositary share total aggregate amount payable		$ 2,344,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount		250,000,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount		350,000,000
Subsequent Event | TL Revolving Credit Facility
Subsequent Event [Line Items]
Total commitment amount	$ 1,900,000,000	$ 1,500,000,000
Final Maturity	Aug. 31, 2027
Debt instrument daily SOFR plus spread of payable monthly in arrears	1.475%